Risk management - Macroeconomic scenarios applied - Additional Information (Details)	12 Months Ended
	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Global output percent				2.50%
Global GDP increase				2.50%
Global GDP rate assumed				2.40%
USA
Disclosure of credit risk exposure [line items]
Economic growth rate				2.00%	2.70%
Eurozone
Disclosure of credit risk exposure [line items]
Economic growth rate				0.80%
Poland
Disclosure of credit risk exposure [line items]
Economic growth rate				2.70%
Türkiye
Disclosure of credit risk exposure [line items]
Economic growth rate				3.10%
Russia
Disclosure of credit risk exposure [line items]
Economic growth rate				3.70%
China
Disclosure of credit risk exposure [line items]
Economic growth rate				4.80%
Australia
Disclosure of credit risk exposure [line items]
Economic growth rate				1.20%
Forecast
Disclosure of credit risk exposure [line items]
Global output percent	2.30%	2.40%	2.40%
Global GDP increase			2.40%
Global GDP rate assumed			2.30%
Forecast | Eurozone
Disclosure of credit risk exposure [line items]
Economic growth rate		1.20%	1.00%
Forecast | Poland
Disclosure of credit risk exposure [line items]
Economic growth rate		3.80%	3.50%
Forecast | Türkiye
Disclosure of credit risk exposure [line items]
Economic growth rate		3.50%	2.60%
Forecast | Russia
Disclosure of credit risk exposure [line items]
Economic growth rate		1.30%	1.60%
Forecast | China
Disclosure of credit risk exposure [line items]
Economic growth rate		4.10%	4.40%
Forecast | Australia
Disclosure of credit risk exposure [line items]
Economic growth rate		2.40%	2.00%